LONG-TERM INVESTMENTS (Schedule Of Long-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 278,150	$ 97,015
Warrant of Snowball	901
Total cost method investments	34,500	2,594
Total held-to-maturity investments	6,863	8,233
Total long-term investments	320,414	107,842
Hylink [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	2,417	2,478
StoreDot [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	10,001
GoGo [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	8,100
Sirin [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	5,000
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total cost method investments	8,982	116
JMOOP [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	59,860	48,119
Social Finance, Inc [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	67,490	44,673
Snowball [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	33,613
Hayman [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	30,000
Eall [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	17,879
Rise [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	16,025
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	48,553	4,223
ESS [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	4,730
ESS [Member] | Call Option [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	$ 30,000